Employee information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Classification of Employee Benefit
All figures in £ millions	Notes	2018	2017	2016
Employee benefit expense
Wages and salaries (including termination costs)		1,421	1,567	1,661
Social security costs		112	130	124
Share-based payment costs	26	37	33	22
Retirement benefits – defined contribution plans	25	56	57	67
Retirement benefits – defined benefit plans	25	23	19	16
Other post-retirement medical benefits	25	(12)	(1)	(2)

Total		1,637	1,805	1,888

Summary of Average Number of Employees

The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2018	2017	2016
Employee numbers
North America	14,113	16,295	16,841
Core	5,192	5,291	5,664
Growth	4,521	8,268	9,868
Other	496	485	346

Total	24,322	30,339	32,719